DERIVATIVE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
SCHEDULE OF DERIVATIVE LIABILITY

As of December 31, 2022, and 2021, the derivative liabilities were valued using the Binomial pricing model and/or Black Scholes pricing model with the following assumptions:

	At December 31, 2022	Issued During 2022	At December 31, 2021

Stock Price	$-	$0.0168	$0.0052
Exercise Price	$-	$0.0082	$0.0039
Expected Life (Years)	-	1.00	0.74
Volatility	-%	132%	95%
Dividend Yield	-%	0%	0%
Risk-Free Interest Rate	-%	2.16%	0.39%

Fair value:
Conversion feature	$-	$680,000	$2,121,000